Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31
	2013	2014
	US$ thousands

Cash	10,593	14,172
Cash equivalents *	2,404	3,718
	12,997	17,890

*	Comprised mainly of deposits in banks as at December 31, 2013 and 2014 carrying a weighted average interest rate of 0.74% and 0.14%, respectively.